Related Parties - Summary of Retirement and Former Employee Benefits Granted (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Retirement	$ 6,042	$ 7,423	$ 6,493
Post-employment	121	325	329
Long-term	1,832	1,711	1,594
Total	$ 7,995	$ 9,459	$ 8,416